Exhibit 99
Ford Credit Auto Owner Trust 2013-C
Monthly Investor Report

Collection Period	September 2016
Payment Date	10/17/2016
Transaction Month	39
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,363,983,256.78	60,201	55.6 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$315,000,000.00	0.22000%	August 15, 2014
Class A-2 Notes	$414,000,000.00	0.550%	April 15, 2016
Class A-3 Notes	$420,200,000.00	0.820%	December 15, 2017
Class A-4 Notes	$100,930,000.00	1.250%	October 15, 2018
Class B Notes	$39,480,000.00	1.680%	November 15, 2018
Class C Notes	$26,320,000.00	1.910%	March 15, 2019
Class D Notes	$26,320,000.00	2.500%	January 15, 2020
Total	$1,342,250,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$714,751.24

Principal:
Principal Collections	$9,312,522.56
Prepayments in Full	$4,021,493.59
Liquidation Proceeds	$70,674.43
Recoveries	$51,109.95
Sub Total	$13,455,800.53
Collections	$14,170,551.77

Purchase Amounts:
Purchase Amounts Related to Principal	$366,957.18
Purchase Amounts Related to Interest	$1,849.95
Sub Total	$368,807.13

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$14,539,358.90

Ford Credit Auto Owner Trust 2013-C
Monthly Investor Report

Collection Period	September 2016
Payment Date	10/17/2016
Transaction Month	39
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$14,539,358.90
Servicing Fee	$162,564.44	$162,564.44	$0.00	$0.00	$14,376,794.46
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$14,376,794.46
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$14,376,794.46
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$14,376,794.46
Interest - Class A-4 Notes	$101,421.42	$101,421.42	$0.00	$0.00	$14,275,373.04
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$14,275,373.04
Interest - Class B Notes	$55,272.00	$55,272.00	$0.00	$0.00	$14,220,101.04
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$14,220,101.04
Interest - Class C Notes	$41,892.67	$41,892.67	$0.00	$0.00	$14,178,208.37
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$14,178,208.37
Interest - Class D Notes	$54,833.33	$54,833.33	$0.00	$0.00	$14,123,375.04
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$14,123,375.04
Regular Principal Payment	$13,378,964.62	$13,378,964.62	$0.00	$0.00	$744,410.42
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$744,410.42
Residual Released to Depositor	$0.00	$744,410.42	$0.00	$0.00	$0.00
Total		$14,539,358.90

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$13,378,964.62
Total					$13,378,964.62
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$13,378,964.62	$132.56	$101,421.42	$1.00	$13,480,386.04	$133.56
Class B Notes	$0.00	$0.00	$55,272.00	$1.40	$55,272.00	$1.40
Class C Notes	$0.00	$0.00	$41,892.67	$1.59	$41,892.67	$1.59
Class D Notes	$0.00	$0.00	$54,833.33	$2.08	$54,833.33	$2.08
Total	$13,378,964.62	$9.97	$253,419.42	$0.19	$13,632,384.04	$10.16

Ford Credit Auto Owner Trust 2013-C
Monthly Investor Report

Collection Period	September 2016
Payment Date	10/17/2016
Transaction Month	39

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$97,364,558.96	0.9646741	$83,985,594.34	0.8321173
Class B Notes	$39,480,000.00	1.0000000	$39,480,000.00	1.0000000
Class C Notes	$26,320,000.00	1.0000000	$26,320,000.00	1.0000000
Class D Notes	$26,320,000.00	1.0000000	$26,320,000.00	1.0000000
Total	$189,484,558.96	0.1411693	$176,105,594.34	0.1312018

Pool Information
Weighted Average APR	4.301%	4.320%
Weighted Average Remaining Term	24.00	23.22
Number of Receivables Outstanding	20,146	19,451
Pool Balance	$195,077,332.37	$181,195,919.65
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$189,484,558.96	$176,105,594.34
Pool Factor	0.1430203	0.1328432

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$6,819,916.28
Targeted Credit Enhancement Amount	$6,819,916.28
Yield Supplement Overcollateralization Amount	$5,090,325.31
Targeted Overcollateralization Amount	$5,090,325.31
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$5,090,325.31

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$6,819,916.28
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$6,819,916.28
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$6,819,916.28

Ford Credit Auto Owner Trust 2013-C
Monthly Investor Report

Collection Period	September 2016
Payment Date	10/17/2016
Transaction Month	39
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		59	$109,764.96
(Recoveries)		100	$51,109.95
Net Loss for Current Collection Period			$58,655.01
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.3608%

Preceding and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Preceding Collection Period			0.9269%
Second Preceding Collection Period			0.3004%
Preceding Collection Period			0.0792%
Current Collection Period			0.3741%
Four Month Average (Current and Preceding Three Collection Periods)			0.4202%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		4,356	$8,566,307.37
(Cumulative Recoveries)			$1,688,737.73
Cumulative Net Loss for All Collection Periods			$6,877,569.64
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.5042%

Average Realized Loss for Receivables that have experienced a Realized Loss			$1,966.55
Average Net Loss for Receivables that have experienced a Realized Loss			$1,578.87

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	2.47%	360	$4,483,320.54
61-90 Days Delinquent	0.25%	35	$452,604.38
91-120 Days Delinquent	0.10%	13	$189,295.72
Over 120 Days Delinquent	0.39%	40	$711,933.69
Total Delinquent Receivables	3.22%	448	$5,837,154.33

Repossession Inventory:
Repossessed in the Current Collection Period		8	$143,901.12
Total Repossessed Inventory		13	$222,078.89

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.4486%
Preceding Collection Period			0.4517%
Current Collection Period			0.4524%
Three Month Average			0.4509%

Ford Credit Auto Owner Trust 2013-C
Monthly Investor Report

Collection Period	September 2016
Payment Date	10/17/2016
Transaction Month	39

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 3, 2016

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer